6. RISKS (Details) € in Millions, kr in Millions, SFr in Millions, $ in Millions, $ in Millions	Dec. 31, 2018 ARS ($) $ / $ $ / € $ / SFr $ / kr	Dec. 31, 2018 USD ($) $ / $ $ / € $ / SFr $ / kr	Dec. 31, 2018 EUR (€) $ / $ $ / € $ / SFr $ / kr	Dec. 31, 2018 CHF (SFr) $ / $ $ / € $ / SFr $ / kr	Dec. 31, 2018 SEK (kr) $ / $ $ / € $ / SFr $ / kr	Dec. 31, 2017 ARS ($)
DisclosureOfExposureToTheExchangeRateRiskForFinancialAssetsAndLiabilitiesLineItems [Line Items]
Exposure to the exchange rate risk for financial assets	$ (50,624)					$ (48,279)
Total non current liabilities
DisclosureOfExposureToTheExchangeRateRiskForFinancialAssetsAndLiabilitiesLineItems [Line Items]
Exposure to the exchange rate risk for financial assets	69,242					52,365
Total current liabilities
DisclosureOfExposureToTheExchangeRateRiskForFinancialAssetsAndLiabilitiesLineItems [Line Items]
Exposure to the exchange rate risk for financial assets	17,807					14,661
Liabilities associated to assets classified as held for sale
DisclosureOfExposureToTheExchangeRateRiskForFinancialAssetsAndLiabilitiesLineItems [Line Items]
Exposure to the exchange rate risk for financial assets	0					1,897
Total liabilities
DisclosureOfExposureToTheExchangeRateRiskForFinancialAssetsAndLiabilitiesLineItems [Line Items]
Exposure to the exchange rate risk for financial assets	$ 87,049					68,923
Related parties | Non current borrowings
DisclosureOfExposureToTheExchangeRateRiskForFinancialAssetsAndLiabilitiesLineItems [Line Items]
Amount of foreign currency		$ 0.0
Exchange rate | $ / $	0	0	0	0	0
Exposure to the exchange rate risk for financial assets	$ 0					21
Related parties | Non current provisions
DisclosureOfExposureToTheExchangeRateRiskForFinancialAssetsAndLiabilitiesLineItems [Line Items]
Exposure to the exchange rate risk for financial assets						4,317
Related parties | Current trade and other payables
DisclosureOfExposureToTheExchangeRateRiskForFinancialAssetsAndLiabilitiesLineItems [Line Items]
Amount of foreign currency		$ 2.8
Exchange rate | $ / $	37.6	37.6	37.6	37.6	37.6
Exposure to the exchange rate risk for financial assets	$ 105					59
Related parties | Current provisions
DisclosureOfExposureToTheExchangeRateRiskForFinancialAssetsAndLiabilitiesLineItems [Line Items]
Amount of foreign currency		$ 0.0
Exchange rate | $ / $	37.6	37.6	37.6	37.6	37.6
Exposure to the exchange rate risk for financial assets	$ 0					585
Related parties | Taxes payables
DisclosureOfExposureToTheExchangeRateRiskForFinancialAssetsAndLiabilitiesLineItems [Line Items]
Exposure to the exchange rate risk for financial assets						0
Third parties | Non current trade and other payables
DisclosureOfExposureToTheExchangeRateRiskForFinancialAssetsAndLiabilitiesLineItems [Line Items]
Amount of foreign currency		$ 6.7
Exchange rate | $ / $	37.7	37.7	37.7	37.7	37.7
Exposure to the exchange rate risk for financial assets	$ 251					185
Third parties | Non current borrowings
DisclosureOfExposureToTheExchangeRateRiskForFinancialAssetsAndLiabilitiesLineItems [Line Items]
Amount of foreign currency		$ 1,717.5
Exchange rate | $ / $	37.7	37.7	37.7	37.7	37.7
Exposure to the exchange rate risk for financial assets	$ 64,750					47,842
Third parties | Non current provisions
DisclosureOfExposureToTheExchangeRateRiskForFinancialAssetsAndLiabilitiesLineItems [Line Items]
Amount of foreign currency		$ 104.8
Exchange rate | $ / $	37.7	37.7	37.7	37.7	37.7
Exposure to the exchange rate risk for financial assets	$ 3,951
Third parties | Taxes payable
DisclosureOfExposureToTheExchangeRateRiskForFinancialAssetsAndLiabilitiesLineItems [Line Items]
Amount of foreign currency		$ 7.7
Exchange rate | $ / $	37.7	37.7	37.7	37.7	37.7
Exposure to the exchange rate risk for financial assets	$ 290
Third parties | Current trade and other payables
DisclosureOfExposureToTheExchangeRateRiskForFinancialAssetsAndLiabilitiesLineItems [Line Items]
Amount of foreign currency		$ 132.5
Exchange rate | $ / $	37.7	37.7	37.7	37.7	37.7
Exposure to the exchange rate risk for financial assets	$ 4,995					6,867
Third parties | Current borrowings
DisclosureOfExposureToTheExchangeRateRiskForFinancialAssetsAndLiabilitiesLineItems [Line Items]
Amount of foreign currency		$ 306.4
Exchange rate | $ / $	37.7	37.7	37.7	37.7	37.7
Exposure to the exchange rate risk for financial assets	$ 11,551					5,875
Third parties | Derivative financial instruments
DisclosureOfExposureToTheExchangeRateRiskForFinancialAssetsAndLiabilitiesLineItems [Line Items]
Amount of foreign currency		$ 1.3
Exchange rate | $ / $	37.7	37.7	37.7	37.7	37.7
Exposure to the exchange rate risk for financial assets	$ 49
Third parties | Current salaries and social security payable
DisclosureOfExposureToTheExchangeRateRiskForFinancialAssetsAndLiabilitiesLineItems [Line Items]
Amount of foreign currency		$ 0.3
Exchange rate | $ / $	37.7	37.7	37.7	37.7	37.7
Exposure to the exchange rate risk for financial assets	$ 11					4
Third parties | Current taxes payable
DisclosureOfExposureToTheExchangeRateRiskForFinancialAssetsAndLiabilitiesLineItems [Line Items]
Amount of foreign currency		$ 5.9
Exchange rate | $ / $	37.7	37.7	37.7	37.7	37.7
Exposure to the exchange rate risk for financial assets	$ 222					28
Third parties | Current provisions
DisclosureOfExposureToTheExchangeRateRiskForFinancialAssetsAndLiabilitiesLineItems [Line Items]
Amount of foreign currency		$ 18.1
Exchange rate | $ / $	37.7	37.7	37.7	37.7	37.7
Exposure to the exchange rate risk for financial assets	$ 682					413
Third parties | Current trade and other payables
DisclosureOfExposureToTheExchangeRateRiskForFinancialAssetsAndLiabilitiesLineItems [Line Items]
Amount of foreign currency | €			€ 4.3
Exchange rate | $ / €	43.16	43.16	43.16	43.16	43.16
Exposure to the exchange rate risk for financial assets	$ 186					741
Third parties | Current trade and other payables
DisclosureOfExposureToTheExchangeRateRiskForFinancialAssetsAndLiabilitiesLineItems [Line Items]
Amount of foreign currency | SFr				SFr 0.0
Exchange rate | $ / SFr	0.00	0.00	0.00	0.00	0.00
Exposure to the exchange rate risk for financial assets	$ 0					18
Third parties | Current trade and other payables
DisclosureOfExposureToTheExchangeRateRiskForFinancialAssetsAndLiabilitiesLineItems [Line Items]
Amount of foreign currency | kr					kr 1.0
Exchange rate | $ / kr	4.2	4.2	4.2	4.2	4.2
Exposure to the exchange rate risk for financial assets	$ 4					71
Non current other receivables | Related parties
DisclosureOfExposureToTheExchangeRateRiskForFinancialAssetsAndLiabilitiesLineItems [Line Items]
Amount of foreign currency		$ 38.2
Exchange rate | $ / $	37.6	37.6	37.6	37.6	37.6
Exposure to the exchange rate risk for financial assets	$ 1,436					1,165
Non current other receivables | Third parties
DisclosureOfExposureToTheExchangeRateRiskForFinancialAssetsAndLiabilitiesLineItems [Line Items]
Amount of foreign currency		$ 129.3
Exchange rate | $ / $	37.5	37.5	37.5	37.5	37.5
Exposure to the exchange rate risk for financial assets	$ 4,849					1,717
Non current financial assets at fair value through profit and loss | Third parties
DisclosureOfExposureToTheExchangeRateRiskForFinancialAssetsAndLiabilitiesLineItems [Line Items]
Amount of foreign currency		$ 3.6
Exchange rate | $ / $	37.5	37.5	37.5	37.5	37.5
Exposure to the exchange rate risk for financial assets	$ 135					0
Total non current assets
DisclosureOfExposureToTheExchangeRateRiskForFinancialAssetsAndLiabilitiesLineItems [Line Items]
Exposure to the exchange rate risk for financial assets	$ 6,420					2,882
Current financial assets at fair value through profit and loss | Third parties
DisclosureOfExposureToTheExchangeRateRiskForFinancialAssetsAndLiabilitiesLineItems [Line Items]
Amount of foreign currency		$ 300.6
Exchange rate | $ / $	37.5	37.5	37.5	37.5	37.5
Exposure to the exchange rate risk for financial assets	$ 11,272					7,204
Derivative financial instruments | Third parties
DisclosureOfExposureToTheExchangeRateRiskForFinancialAssetsAndLiabilitiesLineItems [Line Items]
Amount of foreign currency		$ 0.0
Exchange rate | $ / $	0	0	0	0	0
Exposure to the exchange rate risk for financial assets	$ 0					6
Current trade and other receivables | Related parties
DisclosureOfExposureToTheExchangeRateRiskForFinancialAssetsAndLiabilitiesLineItems [Line Items]
Amount of foreign currency		$ 9.9
Exchange rate | $ / $	37.6	37.6	37.6	37.6	37.6
Exposure to the exchange rate risk for financial assets	$ 372					279
Current trade and other receivables | Third parties
DisclosureOfExposureToTheExchangeRateRiskForFinancialAssetsAndLiabilitiesLineItems [Line Items]
Amount of foreign currency		$ 180.8
Exchange rate | $ / $	37.5	37.5	37.5	37.5	37.5
Exposure to the exchange rate risk for financial assets	$ 6,780					8,600
Current trade and other receivables | Third parties
DisclosureOfExposureToTheExchangeRateRiskForFinancialAssetsAndLiabilitiesLineItems [Line Items]
Amount of foreign currency		$ 4,050.9
Exchange rate | $ / $	1.157	1.157	1.157	1.157	1.157
Exposure to the exchange rate risk for financial assets	$ 4,688					0
Current trade and other receivables | Third parties
DisclosureOfExposureToTheExchangeRateRiskForFinancialAssetsAndLiabilitiesLineItems [Line Items]
Amount of foreign currency | €			€ 0.4
Exchange rate | $ / €	42.84	42.84	42.84	42.84	42.84
Exposure to the exchange rate risk for financial assets	$ 17					0
Cash and cash equivalents
DisclosureOfExposureToTheExchangeRateRiskForFinancialAssetsAndLiabilitiesLineItems [Line Items]
Amount of foreign currency		$ 163.6
Exchange rate | $ / $	37.5	37.5	37.5	37.5	37.5
Exposure to the exchange rate risk for financial assets	$ 6,135					596
Cash and cash equivalents
DisclosureOfExposureToTheExchangeRateRiskForFinancialAssetsAndLiabilitiesLineItems [Line Items]
Amount of foreign currency | €			€ 17.3
Exchange rate | $ / €	42.84	42.84	42.84	42.84	42.84
Exposure to the exchange rate risk for financial assets	$ 741					10
Total current assets
DisclosureOfExposureToTheExchangeRateRiskForFinancialAssetsAndLiabilitiesLineItems [Line Items]
Exposure to the exchange rate risk for financial assets	30,005					16,695
Non current assets classified as held for sale
DisclosureOfExposureToTheExchangeRateRiskForFinancialAssetsAndLiabilitiesLineItems [Line Items]
Exposure to the exchange rate risk for financial assets	1,067
Total assets
DisclosureOfExposureToTheExchangeRateRiskForFinancialAssetsAndLiabilitiesLineItems [Line Items]
Exposure to the exchange rate risk for financial assets	$ 36,425					$ 20,644